Leases - Summary Of Expected Future Payments Relating To The Company's Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Lessee Operating Leases [Line Items]
2026	$ 56.2
2027	51.0
2028	49.0
2029	46.5
2030	39.3
thereafter	186.0
Total lease payments	428.0
Less imputed interest	(93.3)
Total	$ 334.7	$ 374.1